Derivative Financial Instruments (Schedule of Unrealized Gains or Losses) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Net gain (loss) recognized in income on derivative instruments	$ 12	$ (5)	$ 46	$ 15	$ 14	$ 17	$ (111)
U.S. Treasury and euro dollar futures | Net return on mortgage servicing asset
Derivative Instruments, Gain (Loss) [Line Items]
Net gain (loss) recognized in income on derivative instruments	1	(3)	4	3	6	18	(37)
Mortgage backed securities forwards | Net return on mortgage servicing asset
Derivative Instruments, Gain (Loss) [Line Items]
Net gain (loss) recognized in income on derivative instruments	5	(3)	13	0	1	8	(33)
Rate lock commitments and forward agency and loan sales | Net gain on loan sales
Derivative Instruments, Gain (Loss) [Line Items]
Net gain (loss) recognized in income on derivative instruments	(6)	10	(1)	20	9	(12)	(42)
Rate lock commitments | Other noninterest income
Derivative Instruments, Gain (Loss) [Line Items]
Net gain (loss) recognized in income on derivative instruments	0	(1)	1	0	(2)	0	0
Interest rate swaps | Net return on mortgage servicing asset
Derivative Instruments, Gain (Loss) [Line Items]
Net gain (loss) recognized in income on derivative instruments	13	(8)	28	(8)
Interest rate swaps | Other noninterest income
Derivative Instruments, Gain (Loss) [Line Items]
Net gain (loss) recognized in income on derivative instruments	$ (1)	$ 0	$ 1	$ 0	$ 0	$ 3	$ 1